SCHEDULE OF CONVERTIBLE LOAN NOTES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Total
Fair value of the Notes	$ 5,017,000	$ 3,743,000	$ 3,269,000
Accrued interest	664,066	347,342	80,822
Convertible loan notes	5,681,066	4,090,342	3,349,822
Current:
Fair value of the Notes	5,017,000	3,634,000
Accrued interest	664,066	341,534
Current liabilities	5,681,066	3,975,534
Non-current:
Fair value of the Notes		109,000
Accrued interest		5,808
Non-current liabilities		$ 114,808	$ 3,349,822